Stockholders' Deficiency - Additional Information (Detail) - USD ($)				1 Months Ended											6 Months Ended			12 Months Ended
	Oct. 07, 2014	Aug. 13, 2014	Oct. 04, 2013	Jan. 23, 2015	Nov. 17, 2014	Oct. 31, 2014	Oct. 27, 2014	Oct. 23, 2014	Sep. 24, 2014	Jul. 23, 2014	Jun. 16, 2014	Mar. 12, 2014	Feb. 20, 2014	Nov. 27, 2013	Jun. 30, 2015	Dec. 30, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 21, 2015	Oct. 15, 2015	Oct. 14, 2015	Aug. 13, 2015	Jul. 07, 2015	May. 29, 2015	Jan. 01, 2015	Dec. 19, 2014	May. 08, 2014	Feb. 18, 2014	Apr. 15, 2013
Stockholders Equity Note Disclosure [Line Items]
Shares and warrants issued for cash (in shares)		27,500
Sales of common stock and warrants for cash															$ 1,051,000		$ 945,000	$ 2,605,000	$ 905,000
Warrants to purchase common stock																		116,535	20,180
Warrants aggregate grant date fair value																		$ 389,608	$ 224,313
Share granted vested			24,500									41,584			625
Weighted average estimated fair value of stock options granted															$ 7.64		$ 4.80	$ 5.40	$ 5.20
Stock-based compensation, stock option granted													25,000		45,000			528,750	57,250
Stock-based compensation, stock options granted, exercise price													$ 6.40		$ 8.82			$ 8.17	$ 13.60
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued															19,198
Grant date fair value															$ 99,147
Common stock, Authorized															30,000,000			30,000,000	30,000,000							200,000,000				100,000,000
Common stock, par value															$ 0.01			$ 0.001	$ 0.001
Preferred stock, Authorized															5,000,000			5,000,000	5,000,000							5,000,000	1,000,000
Preferred stock, par value															$ 0.01			$ 0.01	$ 0.01
Proceeds from Warrant Exercises															$ 0		$ 80,000	$ 113,000	$ 505,809
Warrant modification charge															15,900			50,035	$ 214,912
Warrant redemption terms														The terms of the newly issued warrant permit the Company to redeem the new warrant for a total of $1.00 if the common stock of the Company trades above $25.00 for five consecutive trading days.
Received non-interest bearing advances from officer																		60,055
Repayments Short Term Advances																		60,055
Debt Instrument, Face Amount		$ 4,000,000																7,500
Warrant Or Right Expense Or Revenue Recognized															$ 10,000
Class of Warrant or Right, Outstanding																									5,000
Stock Issued During Period, Shares, Issued for Services															8,500
Stock Issued During Period, Value, Issued for Services	$ 2,420
Bermuda Lender [Member] | Research and Development Arrangement [Member]
Stockholders Equity Note Disclosure [Line Items]
Debt Instrument Prepayments of Debt																		266,297
Debt Instrument, Face Amount																												$ 177,237
Subsequent Event [Member]
Stockholders Equity Note Disclosure [Line Items]
Common stock, Authorized																								30,000,000		200,000,000	100,000,000
Preferred stock, Authorized																										5,000,000
Debt Instrument, Face Amount																		$ 50,000		$ 460,000	$ 150,000	$ 840,000	$ 60,000
Class of Warrant or Right, Outstanding															24,500
Warrant Exercise And Reload Program [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrants exercise price														$ 6.00
Exercise price of redeemable warrant to be issued														$ 15.00
Warrants excluded from computation of weighted average price of warrants granted																		18,832
Exercise Price Dollor One Point Five Zero
Stockholders Equity Note Disclosure [Line Items]
Warrants excluded from computation of weighted average price of warrants granted																		35,000
Share based compensation shares authorized under stock option plans exercise price																		$ 30.00
Exercise Price Dollor One Point Five Zero | Warrant Exercise And Reload Program [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrants excluded from computation of weighted average price of warrants granted																			84,305
Exercise Price Dollor Zero Point Three Zero
Stockholders Equity Note Disclosure [Line Items]
Warrants excluded from computation of weighted average price of warrants granted															35,000			18,834	84,302
Share based compensation shares authorized under stock option plans exercise price															$ 30.00
Legal Counsel
Stockholders Equity Note Disclosure [Line Items]
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued			2,500													7,500
Grant date fair value			$ 12,500													$ 33,000
First Anniversary Of Grant Date
Stockholders Equity Note Disclosure [Line Items]
Share granted vested			24,500
Second Anniversary of Grant Date
Stockholders Equity Note Disclosure [Line Items]
Share granted vested												79,467
Employee
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation, stock option granted					5,000
Stock-based compensation, stock options granted, exercise price					$ 6.60
Stock-based compensation, stock options granted, grant date fair value					$ 31,600
Advisor
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation, stock option granted							12,500
Stock-based compensation, stock options granted, exercise price							$ 6.80
Stock-based compensation, stock options granted, grant date fair value							$ 78,500
Employees and Directors
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation, stock option granted								297,500				120,750						36,786
Stock-based compensation, stock options granted, exercise price								$ 6.60
Stock-based compensation, stock options granted, grant date fair value								$ 1,710,400
Stock Issued During Period, Value, Issued for Services						$ 5,000
Employees, Directors and an Advisor
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation, stock option granted			49,000
Stock-based compensation, stock options granted, exercise price			$ 12.00
Consultant [Member]
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation, stock option granted									3,750		3,000
Stock-based compensation, stock options granted, exercise price									$ 6.60		$ 7.80
Stock-based compensation, stock options granted, grant date fair value									$ 20,100		$ 18,600
Stock Issued During Period, Shares, Issued for Services										1,500
Stock Issued During Period, Value, Issued for Services																		$ 33,000
Professional Services [Member]
Stockholders Equity Note Disclosure [Line Items]
Stock Issued During Period, Shares, Issued for Services															943
Stock Issued During Period, Value, Issued for Services															$ 8,481
Warrants
Stockholders Equity Note Disclosure [Line Items]
Weighted average estimated fair value of stock warrants granted, per share															$ 3.60		$ 3.80	$ 3.40	$ 7.20
Warrants | Warrant Exercise And Reload Program [Member]
Stockholders Equity Note Disclosure [Line Items]
Warrants exercise price																		$ 6.00	$ 6.00
Stock Options
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation expense															$ 484,526		$ 510,268	$ 874,193	$ 647,815
Unrecognized stock-based compensation expense																		$ 2,328,885
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Period For Recognition															2 years 2 months 12 days			2 years 7 months 6 days
Consultant Awards | First Anniversary Of Grant Date
Stockholders Equity Note Disclosure [Line Items]
Share granted vested															3,750
Consultant Awards | Second Anniversary of Grant Date
Stockholders Equity Note Disclosure [Line Items]
Share granted vested															625
Consultant Awards | Employees, Directors and an Advisor
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation, stock option granted				5,000
Stock-based compensation, stock options granted, exercise price				$ 9.40
Consultant Awards | Warrants
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation expense															$ 0		$ 167,126	$ 185,266	$ 26,777
Consultant Awards | Non Employee Stock Options
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation expense															266,096			$ 448,189
Employee Awards
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation, stock options granted, grant date fair value			$ 199,921									$ 566,483			$ 39,200
Equity Participation Plan 2010
Stockholders Equity Note Disclosure [Line Items]
Common stock, Authorized								1,000,000																			1,000,000
Common Stock
Stockholders Equity Note Disclosure [Line Items]
Shares and warrants issued for cash (in shares)															180,167			433,600	42,030
Warrants to purchase common stock															56,290
Warrants aggregate grant date fair value															$ 188,883
Minimum
Stockholders Equity Note Disclosure [Line Items]
Shares issued, per share																		$ 5.00	$ 17.00
Warrants exercise price																		$ 6.00	$ 30.00
Estimated Forfeitures Related To Option Grants Annual Rate																		0.00%	0.00%
Minimum | Employees and Directors
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation, stock options granted, exercise price												$ 10.60
Minimum | Equity Participation Plan 2010
Stockholders Equity Note Disclosure [Line Items]
Common stock, Authorized																													300,000
Minimum | Common Stock
Stockholders Equity Note Disclosure [Line Items]
Warrants exercise price															$ 8.00
Estimated Forfeitures Related To Option Grants Annual Rate															0.00%
EquityIssuance Per Share Value															$ 5.00
Maximum
Stockholders Equity Note Disclosure [Line Items]
Shares issued, per share																		$ 9.00	$ 30.00
Warrants exercise price																		$ 15.00	$ 80.00
Estimated Forfeitures Related To Option Grants Annual Rate																		5.00%	5.00%
Maximum | Employees and Directors
Stockholders Equity Note Disclosure [Line Items]
Stock-based compensation, stock options granted, exercise price												$ 13.00
Maximum | Equity Participation Plan 2010
Stockholders Equity Note Disclosure [Line Items]
Common stock, Authorized																													600,000
Maximum | Common Stock
Stockholders Equity Note Disclosure [Line Items]
Warrants exercise price															$ 15.00
Estimated Forfeitures Related To Option Grants Annual Rate															5.00%
EquityIssuance Per Share Value															$ 6.00